Breakdown of expenses by nature	12 Months Ended
Dec. 31, 2022
Depreciation, Amortization and Impairments [Abstract]
Breakdown of expenses by nature	Breakdown of expenses by nature
10.1. Depreciation, amortization and impairments

(in €‘000)	2022	2021	2020
		(restated)[1]	(restated)[1]
Included in cost of sales:
Depreciation of property, plant and equipment	16,542	5,417	4,024
Impairments of property, plant and equipment	701	354	466
Reversal of impairments of property, plant and equipment	(679)	(381)	—
Amortization of intangible assets	2,883	2,623	3,404
Depreciation of right-of-use assets	886	141	141
Included in selling and distribution expenses:
Depreciation of right-of-use assets	148	92	153
Amortization of customer relationships	231	—	—
Included in general and administrative expenses:
Depreciation of property, plant and equipment	185	206	285
Depreciation of right-of-use assets	5,676	3,175	1,511
Amortization of intangible assets	577	97	333
Total	27,150	11,724	10,317
[1] Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies
10.2. Employee benefits expenses

(in €‘000)	2022	2021	2020
Included in selling and distribution expenses:
Wages and salaries	1,195	1,527	1,961
Social security costs	127	178	266
Pension costs	139	144	239
Termination benefits	194	11	360
Other employee costs	(5)	34	78
Contingent workers	—	4	3
Subtotal	1,650	1,898	2,907
Included in general and administrative expenses:
Wages and salaries	14,968	9,951	12,190
Social security costs	1,980	1,262	1,666
Pension costs	1,553	1,025	1,479
Termination benefits	222	42	2,674
Share-based payment expenses	41,230	89,636	2,450
Other employee costs	283	219	410
Contingent workers	4,853	3,358	3,012
Capitalized hours	—	(468)	(332)
Subtotal	65,089	105,025	23,549
Total	66,739	106,923	26,456
Termination benefits
The Group incurred termination benefits in connection with the restructuring of its operations in 2020. Refer to Note 26 for details.
Average number of employees
During 2022, 163 employees were employed on a full-time basis (2021: 127, 2020: 189). Of these employees, 59 were employed outside the Netherlands (2021: 40, 2020: 52).
Pension plans
The Netherlands
In the Netherlands, the Group voluntarily participates in the industry-wide pension fund for civil servants “ABP”. All Dutch employees are covered by this plan, which is financed by both employees and the employer. The pension benefits are related to the employee’s average salary and the total employment period covered by the plan. The Group has no further payment obligations once the contributions have been paid.
As the ABP pension plan contains actuarial risks, i.e. a recovery contribution is charged as part of the annual contribution, it does not qualify as a defined contribution plan under IAS 19 and thus qualifies as a defined benefit plan. Under IAS 19, the ABP pension plan qualifies as a multi-employer plan. The Group’s proportionate share in the total multi-employer plan is insignificant. The Group should account for its proportionate share of this multi-employer plan, which is executed by ABP. However, ABP is unwilling to provide the information to perform such an actuarial valuation to the Group. As such, the ABP plan is treated as a defined contribution pension plan for accounting purposes. The contributions are treated as an employee benefit expense in the consolidated statement of profit or loss when they are due. The expense recognized in relation to the ABP pension plan in 2022 was €1,290 thousand (2021: €1,034 thousand, 2020: €1,716 thousand). The contributions to the ABP pension plan for the year ending December 31, 2023 are expected to be in line with the contributions paid for the year ended December 31, 2022.
The pension plan of the Group in the Netherlands is administered by Stichting Pensioenfonds ABP (“the fund”). The most important characteristics of this pension plan are:
•The plan provides a retirement and survivor’s pension.
•The pension plan is an average pay plan.
•The retirement age depends on the AOW retirement age.
•The board of the fund sets an annual contribution for the retirement pension, partner’s pension and orphan’s pension which is based on the actual funding ratio of the fund.
•If the fund holds sufficient assets, the board of the fund can increase the accrued benefits of (former) employees and retirees in line with the consumer price index for all households. This indexation is therefore conditional. There is no right to indexation and it is not certain for the longer term whether and to what extent indexations will be granted. The board of the fund decides annually to what extent pension benefits and pension benefits are adjusted.
•The board of the fund can decide to reduce the accrued benefits of (former) employees and retirees in case the funding level is below the legally required level.
The main features of the implementation agreement are:
•Participation in the ABP pension fund is mandatory for the employees of the Group.
•The Group is only obliged to pay the fixed contributions. The Group, under no circumstances, has an obligation to make an additional payment and does not have the right to a refund. Therefore, the Group has not recorded a pension liability.
The funding ratio of the fund as at December 31, 2022 was 110.9% (December 31, 2021: 110.2%, December 31, 2020: 93.5%). The policy funding ratio as at December 31, 2022 was 118.6% (December 31, 2021: 102.8%, December 31, 2020: 87.6%), which is above the required minimum of 104.0% as prescribed by De Nederlandsche Bank (DNB).
Belgium
The Group operates a defined benefit pension plan in Belgium. Statutory minimum interest rates apply to the contributions paid by employees. If in any year the pension contribution is insufficient to cover the minimum yield and if the means in the premium reserve / depot are not sufficient to finance the deficit, the employer should finance the deficit by paying an additional contribution into the depot. Therefore, the plan qualifies as a defined benefit plan under IAS 19 due to the employer’s obligation to finance the plan’s minimum guaranteed returns. These should be quantified and recognized as a liability in the Group’s consolidated statement of financial position. However, given the limited number of participants, limited annual contributions of €nil in 2022 (2021: €10 thousand, 2020: €27 thousand) and as the plan started as of 2016, the current underfunding and the resulting pension liability under IAS 19 is expected to be limited. The Group estimates that the resulting pension liability is immaterial to the consolidated financial statements and therefore the Group has not recorded a pension liability for this plan in the consolidated statement of financial position. The contributions to the defined contribution pension plan in Belgium for the year ending December 31, 2023 are expected to be in line with the contributions paid for the year ended December 31, 2022.
France:
Description of plans
A retirement indemnity plan (‘Indemnités de fin de carrière’) applies to the Group’s employees in France, which qualifies as another post-employment benefit under IAS 19. The retirement benefit depends on the number of service years within the industry and the Group. The benefit equals 1/4th of the average monthly salary for the first ten years of seniority and 1/3rd of the average monthly salary for the service years thereafter. Contributions for the retirement indemnity plan are obligations from past events with a probable outflow for which reliable estimates can be made. The Group should therefore record a provision for these obligations on its consolidated statement of financial position. The plans are not funded, as there is no mandatory minimum funding requirement for this scheme. The Company does not have plan assets, therefore there is no allocation of plan assets disclosed.
The next table provides a summary of the changes in the defined benefit obligations in France.

(in €‘000)	2022
Defined benefit pension provision - Opening	—
Current service cost	30
Interest cost	6
Total amount recognized in the consolidated statement of profit or loss	36
Remeasurement:
(Gain)/loss from change in financial assumptions	(19)
Experience (gain)/loss	46
Total amount recognized in the consolidated statement of other comprehensive income	27

Acquisition	386
Benefit payments from plans	—
Defined benefit provision - Closing	449

Actuarial assumptions

The principal actuarial assumptions at the reporting dates are:

(in %)	2022
Discount rate	2.5% - 3.7%
Wage inflation	2.5%
Turnover	5.6% - 16.8%

The discount rate is based on yields on AA-rated high-quality bonds, with durations comparable to the duration of the pension plan’s liabilities. Based on the assumptions described in this note.

Sensitivity analysis

The calculation of the defined benefit obligation is sensitive to, amongst others, the discount rate, rate of inflation and changes in life expectancy. In 2022, the sensitivity analysis was as follows:

In % / in €'000	-0.5%	+0.5%
Discount rate	5.1%	(4.7)%
Salary increases	(4.7)%	5.1%
Turnover rates	1.0%	(1.0)%
The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit liability recognized in the balance sheet.
Other countries
The Group solely operates defined contribution plans in Germany, United Kingdom, Sweden and Norway. The Group’s legal or constructive obligation for these plans is limited to the Group’s contributions. The expense recognized in relation to these defined contribution pension plans was €67 thousand in 2022 (2021: €75 thousand, 2020: €124 thousand). The contributions to these defined contribution pension plans for the year ending December 31, 2023 are expected to be in line with the contributions paid for the year ended December 31, 2022.
Other long-term employee benefits:
The Netherlands
Jubilee plan
The Group operates a jubilee plan for all active employees under the Dutch collective labor agreement (CLA) for energy networking companies (CAO NWb). The most recent actuarial valuations of the present value of the long-term employee benefits were carried out as at December 31, 2022. The valuation is carried out with a discount rate of 3.6% (December 31, 2021: 0.8%), an expected rate of salary increase of 2.5% (December 31, 2021: an increase of 2.5%)and a retirement age of 68 years (December 31, 2021: 68 years). The provision recorded in the Group’s consolidated statement of financial position amounts to €26 thousand as at December 31, 2022 (December 31, 2021: €73 thousand).
The amounts recorded in the consolidated statement of financial position and the movements in the jubilee provision over all reporting periods presented, are as follows:

(in €‘000)	2022	2021
Jubilee provision – Opening	73	78
Current service cost	11	11
Past service cost	—	(19)
Interest cost	—	—
Remeasurements	(58)	3
Total amount recognized in the consolidated statement of profit or loss	(47)	(5)
Employer contributions	—	—
Benefit payments	—	—
Jubilee provision – Closing	26	73
For the year ended December 31, 2022, there were no past service costs recognized on the jubilee plan. For the year ended December 31, 2021, past service costs of positive €19 thousand are the result of a change in the jubilee plan as part of the new company collective labor agreement which became effective on April 1, 2021.
Senior leave plan
Additionally, the Group operates a senior leave plan for its employees in the Netherlands. As the amount of benefits (i.e. additional leave) provided under the plan is limited, the Group does not contract any additional hours to replace the respective employees. In addition, only a limited number of employees is entitled to seniority leave as of December 31, 2022. The Group estimates that the resulting liability is immaterial to the consolidated financial statements and therefore the Group has not recorded a pension liability for this plan in the consolidated statement of financial position.